VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Austria: 3.8%
61,664	Verbund - Oesterreichische Elektrizis AG #	$3,374,732
Brazil: 1.9%
112,109	Cosan Ltd. (USD) *	1,670,424
Canada: 4.1%
41,831	Canadian Solar, Inc. (USD) * †	789,769
146,624	Northland Power, Inc.	2,815,092
		3,604,861
China / Hong Kong: 4.6%
2,885,000	China Longyuan Power Group Corp. Ltd. #	1,620,670
11,348	Daqo New Energy Corp. (ADR) * †	523,029
12,531,600	GCL-Poly Energy Holdings Ltd. * #	503,831
34,338	JinkoSolar Holding Co. Ltd. (ADR) * †	547,691
718,580	Xinjiang Goldwind Science & Technology Co. Ltd. #	850,680
		4,045,901
Denmark: 8.8%
100,079	Vestas Wind Systems A/S #	7,765,509
Germany: 0.7%
57,649	Nordex SE * † #	627,541
Spain: 3.2%
208,771	Siemens Gamesa Renewable Energy SA #	2,832,870
Sweden: 4.8%
333,918	Nibe Industrier AB #	4,237,525
United States: 68.3%
91,168	AMETEK, Inc.	8,371,046
27,041	Badger Meter, Inc.	1,452,102
114,752	Covanta Holding Corp.	1,984,062
87,275	Cree, Inc. * †	4,276,475
93,799	Eaton Corp. Plc	7,799,387
39,457	EnerSys, Inc.	2,601,795
73,638	Enphase Energy, Inc. *	1,636,973
61,910	First Solar, Inc. *	3,591,399
35,722	Franklin Electric Co., Inc.	1,707,869
31,152	Itron, Inc. *	2,304,002
85,772	Microchip Technology, Inc.	7,969,077
47,241	Ormat Technologies, Inc.	3,509,534
27,242	Power Integrations, Inc.	2,463,494
36,185	Renewable Energy Group, Inc. *	542,956
56,923	Sunpower Corp. *	624,445
92,848	Sunrun, Inc. *	1,551,026
33,305	Tesla Motors, Inc. * †	8,022,175
		60,407,817
Total Common Stocks (Cost: $70,501,160)		88,567,180
MONEY MARKET FUND: 0.0% (Cost: $18,996)
18,996	Dreyfus Government Cash Management Fund - Institutional Shares	18,996
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $70,520,156)
		88,586,176

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.9%
Repurchase Agreements: 9.9%
$2,089,426	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.32%, due 10/1/19, proceeds $2,089,561; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 4/1/24 to 10/1/49, valued at $2,131,215 including accrued interest)	2,089,426
2,089,426	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $2,089,561; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $2,131,215 including accrued interest)	2,089,426
2,089,426	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $2,089,564; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $2,131,214 including accrued interest)	2,089,426
438,051	Repurchase agreement dated 9/30/19 with HSBC Securities USA, Inc., 2.35%, due 10/1/19, proceeds $438,080; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 8/31/20 to 9/9/49, valued at $446,812 including accrued interest)	438,051
2,089,426	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $2,089,562; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $2,131,215 including accrued interest)	2,089,426
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $8,795,755)		8,795,755
Total Investments: 110.1% (Cost: $79,315,911)		97,381,931
Liabilities in excess of other assets: (10.1)%		(8,926,235)
NET ASSETS: 100.0%		$88,455,696

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,537,958.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,813,358 which represents 24.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	9.1%	$8,022,175
Energy	2.5	2,213,380
Industrials	45.5	40,329,310
Information Technology	30.1	26,682,287
Utilities	12.8	11,320,028
Money Market Fund	0.0	18,996
	100.0%	$88,586,176